Stock-Based Compensation and Warrant Units - Summary of Class C Units, Valuation Assumptions (Details) - Class C Units		12 Months Ended
	Jun. 07, 2022	Sep. 25, 2021	Sep. 26, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Volatility	45.00%	40.00%	50.00%
Risk-free interest rate	2.30%	0.29%	0.12%
Expected term (years)	2 years	2 years	1 year 3 months